Property and equipment, net (Details) - Summary of property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of property and equipment [Abstarct]
Total original costs	$ 11,795	$ 13,960
Less: accumulated depreciation	(10,614)	(12,164)
Net book value	1,181	1,796
Computers [Member]
Summary of property and equipment [Abstarct]
Total original costs	460	672
Server & switch [Member]
Summary of property and equipment [Abstarct]
Total original costs	1,283	1,382
Office equipment [Member]
Summary of property and equipment [Abstarct]
Total original costs	1,754	1,685
Wi-Fi terminals for data connectivity services [Member]
Summary of property and equipment [Abstarct]
Total original costs	7,762	9,632
Leasehold improvement [Member]
Summary of property and equipment [Abstarct]
Total original costs	$ 536	$ 589